Offerings - Offering: 1	Sep. 08, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 163,255,871.9
Fee Rate	0.01531%
Amount of Registration Fee	$ 24,994.48
Offering Note
(1) In accordance with Rule 457(f) under the Securities Act of 1933, as amended (the “Securities Act”), the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated, as of September 3, 2025, based on the market value of shares of common stock of Monroe Capital Corporation (“MRCC”) using the average of the high and low price of the MRCC common stock on September 3, 2025, as reported on the Nasdaq Global Select Market, and 21,666,340 shares of MRCC common stock outstanding as of September 3, 2025.

(2) In accordance with Rule 457(o) under the Securities Act, the filing fee was determined as the product of the maximum aggregate value of the transaction as calculated in note (1) above multiplied by the filing fee rate of $153.10 per million dollars.